Note 12 - Voyage and Vessel Operating Expenses - Summary of Voyage, Vessel, Operating Expenses and Commissions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Voyage expenses	$ 1,117,022	$ 410,676	$ 2,396,318
Vessel operating expenses	10,776,338	9,183,152	6,892,388
Port Charges and Canal Dues [Member]
Voyage expenses	262,806	260,139	578,468
Bunkers [Member]
Voyage expenses	854,216	150,537	1,817,850
Crew Wages and Related Costs [Member]
Vessel operating expenses	6,778,958	5,532,463	4,616,900
Insurance [Member]
Vessel operating expenses	872,131	682,991	609,354
Repairs and Maintenance [Member]
Vessel operating expenses	375,338	407,324	181,174
Lubricants [Member]
Vessel operating expenses	724,837	520,452	379,853
Spares and Consumable Stores [Member]
Vessel operating expenses	1,368,325	1,404,080	706,855
Professional and Legal Fees [Member]
Vessel operating expenses	264,704	257,250	186,306
Other Vessel Operating Expenses [Member]
Vessel operating expenses	$ 392,045	$ 378,592	$ 211,946